PENSION AND POST-RETIREMENT BENEFIT PLANS - Fair Value of Plan Assets (Details) - International - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	$ 419,963	$ 488,701
Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	6,384	8,199
Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	0	0
Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	413,579	480,502
Cash and cash equivalents
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	6,384	8,199
Cash and cash equivalents | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	6,384	8,199
Cash and cash equivalents | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	0	0
Cash and cash equivalents | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	0	0
Fixed income
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	332	399
Fixed income | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	0	0
Fixed income | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	0	0
Fixed income | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	332	399
Insurance annuity contracts
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	413,247	480,103
Insurance annuity contracts | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	0	0
Insurance annuity contracts | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	0	0
Insurance annuity contracts | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	$ 413,247	$ 480,103